AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECD S.E.C.
AUG 0 1 2007
1086

August 1, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

1-33635

CERTAMX

Dear Ms. Peters:

This is to certify that on August 1, 2007 the American Stock Exchange LLC (the "Exchange") received from Cardium Therapeutics, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.0001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

07073865

cc: Herbert Scholl

PROCESSED
AUG 0 2007
THOMSON
FINANCIAL

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date: August 1, 2007

To: Ms. Cecile Peters

Firm: Securities and Exchange Commission

Fax: 202.777.1030

Phone

From: Jamie Patturelli

Fax: 212.306.5325

Phone 212.306.2437

Pages: 2 (Including cover sheet)

END